Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding-beginning of the year, Number of options	965,000	0
Granted, Number of options	0	965,000
Forfeited, number of options	(60,000)	0
Outstanding-end of the year, Number of options	905,000	965,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding-beginning of the year, Weighted average exercise price	$ 128.48	$ 0
Granted, Weighted average exercise price	0	128.48
Forfeited, weighted average exercise price	128.91	0
Outstanding-end of the year, Weighted average exercise price	$ 128.45	$ 128.48